Benefit Plans - Summary Of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Benefit payments 2014	$ 50
Benefit payments 2015	49
Benefit payments 2016	104
Benefit payments 2017	175
Benefit payments 2018	222
Benefit payments 2019-2023	$ 2,422